Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 51,995,295
Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	8,127,093
Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	43,868,202
Jet fuel Zero-Cost collars
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	9,657
Jet fuel Zero-Cost collars | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	9,657
Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		$ 47,378,242
Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		7,159,554
Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		40,218,688
Aircraft, engines, land and buildings leases
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	44,130,542
Aircraft, engines, land and buildings leases | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	6,484,092
Aircraft, engines, land and buildings leases | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	37,646,450
Aircraft, engines, land and buildings leases | Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		40,517,045
Aircraft, engines, land and buildings leases | Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		4,720,505
Aircraft, engines, land and buildings leases | Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		35,796,540
Aircraft and engine lease return obligation
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,504,484
Aircraft and engine lease return obligation | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	86,801
Aircraft and engine lease return obligation | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,417,683
Aircraft and engine lease return obligation | Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		1,852,688
Aircraft and engine lease return obligation | Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		383,093
Aircraft and engine lease return obligation | Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		1,469,595
Revolving line of credit
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,650,612	3,308,509
Revolving line of credit | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,096,543	1,855,956
Revolving line of credit | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,554,069	1,452,553
Short-term working capital facilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	200,000	200,000
Short-term working capital facilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	200,000	200,000
Asset backed trust notes ("CEBUR"), in Mexican pesos
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,500,000	1,500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	250,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 1,250,000	$ 1,500,000